Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Balance Sheets - JAYUD GLOBAL LOGISTICS LIMITED [Member]	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash	¥ 572,709	$ 80,860
Due from subsidiaries	22,494,815	3,176,023
Total current assets	23,067,524	3,256,883
Non-current assets
Investments in subsidiaries			33,325,657
Total assets	23,067,524	3,256,883	33,325,657
Non-current liabilities
Due to shareholders	839,730	118,561
Deficit of investment in subsidiaries	40,283,193	5,687,547
Total liabilities	41,122,923	5,806,108
Shareholders’ equity
Additional paid-in capital	60,423,647	8,531,160	72,691,813
Subscription receivable
Statutory reserves	502,941	71,010	4,651,141
Retained earnings (Accumulated deficit)	(77,454,208)	(10,935,689)	(9,025,668)
Accumulated other comprehensive income	(1,541,653)	(217,665)	(181,546)
Total shareholders’ equity/ (deficit)	(18,055,399)	(2,549,225)	33,325,657
Total liabilities and shareholders’ equity/ (deficit)	23,067,524	3,256,883	33,325,657
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	9,787	1,382	8,830
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	¥ 4,087	$ 577	¥ 4,087